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                           IXIS Advisor Funds Trust I
                       (formerly CDC Nvest Funds Trust I)
                           IXIS Advisor Funds Trust II
                       (formerly CDC Nvest Funds Trust II)
                          IXIS Advisor Funds Trust III
                      (formerly CDC Nvest Funds Trust III)
                           IXIS Advisor Funds Trust IV
                     (formerly CDC Nvest Companies Trust I)

                                                               May 4, 2005

Via EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  IXIS Advisor Funds Trust I
     Post-Effective Amendment No. 61
     (File Nos.: 002-98326 and 811-04323)
     ------------------------------------

     IXIS Advisor Funds Trust II
     Post-Effective Amendment No. 127
     (File Nos.: 002-11101 and 811-00242)
     ------------------------------------

     IXIS Advisor Funds Trust III
     Post-Effective Amendment No. 32
     (File Nos.: 033-62061 and 811-07345)
     ------------------------------------

     IXIS Advisor Funds Trust IV
     Post-Effective Amendment No. 9
     (File Nos.: 333-37314 and 811-09945)
     ------------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statements of additional information do not differ from that contained in the Post-Effective Amendments listed above that were filed electronically on April 29, 2005.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2822.

                                            Very truly yours,

                                            /s/ Russell Kane
                                            -------------------
                                            Russell Kane
                                            Assistant Secretary